FAIR VALUE MEASUREMENTS - Plan Investments Measured at Fair Value (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 615,052,191	$ 534,497,275
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	293,414,151	259,595,221
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	293,414,151	259,595,221
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Mutual funds | Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	231,096,061	202,232,517
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	231,096,061	202,232,517
Mutual funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Mutual funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	62,146,491	57,284,017
Common stock fund | Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	62,318,090	57,362,704
Common stock fund | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	62,318,090	57,362,704
Common stock fund | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Common stock fund | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Common/collective trusts | Net Asset Value (NAV)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 321,638,040	$ 274,902,054